SUMMARY OF REVENUE AND NON-CURRENT ASSETS BY GEOGRAPHIC LOCATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	$ 58,636,524	$ 33,579,908
Revenue	7,912,718	23,062,754	$ 18,193,616
Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets	13,871,549	20,318,361
Revenue	3,578,181	6,659,682
Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets	39,977,597	3,971,427
Revenue	2,215,686	5,300,861
North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets	4,787,378	9,290,120
Revenue	2,118,851	11,102,211
Education [member]
IfrsStatementLineItems [Line Items]
Non-current assets	58,636,524	33,579,908
Revenue	7,912,718	18,611,370	13,555,495
Education [member] | Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets	13,871,549	20,318,361
Revenue	3,578,181	4,134,861
Education [member] | Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets	39,977,597	3,971,427
Revenue	2,215,686	3,374,298
Education [member] | North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets	4,787,378	9,290,120
Revenue	2,118,851	11,102,211
Campus [member]
IfrsStatementLineItems [Line Items]
Non-current assets
Revenue		4,451,384	$ 4,638,121
Campus [member] | Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets
Revenue		2,524,821
Campus [member] | Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets
Revenue		1,926,563
Campus [member] | North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets
Revenue